UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
 (Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
  (Name and address of agent for service)

1-212-217-2470
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Schedule of Investments.

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Schedule of Investments
April 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 18.7%
Aaron's, Inc.	16,370	$683,775
Best Buy Co., Inc.	10,156	777,239
Burlington Stores, Inc. (a)	6,161	836,972
Deckers Outdoor Corp. (a)	7,603	709,056
Domino's Pizza, Inc.	3,402	822,365
Las Vegas Sands Corp.	9,125	669,136
Lear Corp.	4,280	800,232
Marriott International, Inc.	5,877	803,268
NVR, Inc. (a)	210	651,000
Polaris Industries, Inc.	6,074	636,677
Qurate Retail Group, Inc. (a)	25,793	603,814
Sirius XM Holdings, Inc.	126,143	798,485
Sotheby's (a)	11,743	620,030
Starbucks Corp.	10,405	599,016
Steven Madden Ltd.	15,047	726,018
The Children's Place, Inc.	5,556	708,668
The Home Depot, Inc.	4,107	758,974
Wolverine World Wide, Inc.	23,127	692,885
Wyndham Worldwide Corp.	6,207	708,901
		13,606,511
Consumer Staples - 4.6%
Monster Beverage Corp. (a)	12,360	679,800
Pilgrim's Pride Corp. (a)	21,024	454,118
Sysco Corp.	10,742	671,805
The Boston Beer Co., Inc. - Class A (a)	3,865	866,340
Walmart, Inc.	7,327	648,146
		3,320,209
Energy - 3.7%
ConocoPhillips	13,375	876,063
Phillips 66	7,265	808,667
Valero Energy Corp.	8,943	992,047
		2,676,777
Financials - 13.1%
Citigroup, Inc.	9,096	620,984
Comerica, Inc.	7,522	711,431
Eaton Vance Corp.	13,437	730,839
Federated Investors, Inc. - Class B	17,857	472,675
First Citizens BancShares, Inc. - Class A	1,618	699,445
FirstCash, Inc.	9,826	851,914
Houlihan Lokey, Inc. - Class A	13,650	607,425
JPMorgan Chase & Co.	6,319	687,381
MarketAxess Holdings, Inc.	3,145	624,691
Moody's Corp.	4,776	774,667
Piper Jaffray Cos	8,420	589,821
State Street Corp.	6,803	678,803
SunTrust Banks, Inc.	10,723	716,297
The Progressive Corp.	12,787	770,928
		9,537,301

Health Care - 9.8%
AbbVie, Inc.	6,565	633,851
Amgen, Inc.	3,060	533,909
Cerner Corp. (a)	8,968	522,386
Chemed Corp.	3,177	979,215
IDEXX Laboratories, Inc. (a)	3,967	771,542
Illumina, Inc. (a)	3,234	779,168
Innoviva, Inc. (a)	38,961	564,934
Inogen, Inc. (a)	6,042	849,384
Myriad Genetics, Inc. (a)	24,429	691,096
Zoetis, Inc.	9,981	833,214
		7,158,699
Industrials - 18.6%
Allegion PLC	7,435	573,833
AO Smith Corp. - Class A	10,735	658,592
Delta Air Lines, Inc.	11,992	626,222
Deluxe Corp.	7,845	537,696
Donaldson Co., Inc.	13,608	602,290
Expeditors International of Washington, Inc.	10,302	657,886
Forward Air Corp.	12,330	665,697
Huntington Ingalls Industries, Inc.	3,089	751,276
Insperity, Inc.	13,640	1,094,610
Landstar System, Inc.	7,845	797,444
Lockheed Martin Corp.	2,069	663,818
Northrop Grumman Corp.	2,331	750,675
Old Dominion Freight Line, Inc.	6,315	845,326
Robert Half International, Inc.	14,027	852,140
Rockwell Automation, Inc.	3,572	587,701
Rollins, Inc.	15,423	748,324
Southwest Airlines Co.	12,614	666,398
The Boeing Co.	2,560	853,914
Wabash National Corp.	30,107	603,947
		13,537,789
Information Technology - 26.9%
Apple, Inc.	4,537	749,785
Applied Materials, Inc.	13,871	688,973
Aspen Technology, Inc. (a)	10,151	890,750
Broadridge Financial Solutions, Inc.	8,196	878,693
Cadence Design Systems, Inc. (a)	17,635	706,458
CDK Global, Inc.	9,125	595,315
Cognex Corp.	13,776	637,140
Cognizant Technology Solutions Corp.	8,784	718,707
FLIR Systems, Inc.	15,390	824,135
Fortinet, Inc. (a)	15,047	833,002
HP, Inc.	34,464	740,631
Integrated Device Technology, Inc. (a)	23,581	656,259
IPG Photonics Corp. (a)	3,315	706,194
Jack Henry & Associates, Inc.	6,065	724,646
Match Group, Inc. - Class A (a)	21,033	991,075
Maxim Integrated Products, Inc.	12,874	701,633
Monolithic Power Systems, Inc.	6,260	733,046
NVIDIA Corp.	3,744	842,026
Skyworks Solutions, Inc.	6,995	606,886
Stamps.com, Inc. (a)	4,170	949,718
Teradata Corp. (a)	21,200	867,504
Texas Instruments, Inc.	7,010	711,024
VeriSign, Inc. (a)	6,648	780,608
Versum Materials, Inc.	17,935	630,953
Visa, Inc. - Class A	6,060	768,893
Xilinx, Inc.	9,886	635,077
		19,569,131

Materials - 4.0%
Louisiana-Pacific Corp.	25,205	714,057
Packaging Corp. of America	6,407	741,226
Southern Copper Corp.	14,625	772,346
Steel Dynamics, Inc.	15,269	684,204
		2,911,833
TOTAL COMMON STOCKS (Cost $66,069,098)		72,318,250

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.570% (b)	451,406	451,406
TOTAL SHORT-TERM INVESTMENTS (Cost $451,406)		451,406

Total Investments (Cost $66,520,504) - 100.0%		72,769,656
Other Assets in Excess of Liabilities - 0.0% (c)		11,333
TOTAL NET ASSETS - 100.0%		$72,780,989

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rate disclosed is the seven day yield as of April 30, 2018
(c) Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund managmeent.

The cost basis of investments for federal income tax purposes at April 30, 2018 was as follows*:
Cost of investments	$66,520,504
Gross unrealized appreciation	7,108,002
Gross unrealized depreciation	(858,850)
Net unrealized appreciation	$6,249,152

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

TrimTabs All Cap International Free-Cash-Flow ETF
Schedule of Investments
April 30, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.1%
Consumer Discretionary - 14.6%
Cie Plastic Omnium SA	2,369	$113,974
Fast Retailing Co. Ltd.	323	142,443
Haseko Corp.	6,766	106,763
Informa PLC	11,900	121,069
InterContinental Hotels Group PLC	1,624	102,600
Kering SA	252	145,949
Nikon Corp.	5,250	91,630
Oriental Land Co. Ltd.	1,282	128,001
Stanley Electric Co. Ltd.	2,682	97,275
Toyota Motor Corp.	1,654	108,648
Yamaha Motor Co. Ltd.	3,446	110,327
Zenrin Co. Ltd.	5,007	101,267
		1,369,946
Consumer Staples - 9.2%
Beiersdorf AG	805	91,301
Coca-Cola Bottlers Japan Holdings, Inc.	2,584	111,331
Diageo PLC	3,142	111,990
Remy Cointreau SA	802	110,505
Shiseido Co. Ltd.	1,615	105,067
Swedish Match AB	2,326	104,657
Treasury Wine Estates Ltd.	7,892	113,304
WH Group Ltd. (a)	112,000	116,871
		865,026
Energy - 5.8%
DNO ASA (b)	89,492	166,885
Neste Oyj	1,842	155,485
Saipem SpA (b)	23,409	89,725
TGS NOPEC Geophysical Co. ASA	4,200	133,084
		545,179
Financials - 12.4%
DNB ASA	4,974	93,344
HSBC Holdings PLC - ADR	2,207	110,924
IFG Group PLC	49,000	96,635
KB Financial Group, Inc. - ADR	1,871	105,524
Mitsubishi UFJ Financial Group, Inc.	14,816	99,370
National Bank of Canada	2,068	98,218
Nomura Holdings, Inc.	18,307	105,853
Partners Group Holding AG	165	120,961
The Shizuoka Bank Ltd.	10,769	109,542
Tokio Marine Holdings, Inc.	2,476	117,141
Tryg A/S	4,417	104,882
		1,162,394

Health Care - 8.9%
Cochlear Ltd.	694	101,392
CSL Ltd.	760	97,474
ICON PLC (b)	784	92,222
Indivior PLC (b)	22,490	140,290
Ipsen SA	689	111,909
M3, Inc.	2,917	110,601
Novo Nordisk A/S - Class A	2,186	103,388
Orexo AB (b)	17,745	73,560
		830,836
Industrials - 15.5%
Atlas Copco AB - Class A	1,843	72,422
CAE, Inc.	5,761	108,898
Concentric AB	4,785	78,360
Deutsche Lufthansa AG	3,489	101,836
Hitachi Construction Machinery Co. Ltd.	3,032	110,524
Intertek Group PLC	1,490	100,534
Kajima Corp.	10,500	101,331
Legrand SA	1,470	114,498
Nidec Corp.	816	127,939
Recruit Holdings Co. Ltd.	4,550	105,176
Rheinmetall AG	849	111,393
Safran SA	980	115,339
Sohgo Security Services Co. Ltd.	1,982	98,085
Wolters Kluwer NV	2,075	112,333
		1,458,668
Information Technology - 18.1%
ASML Holding NV	468	89,012
CGI Group, Inc. - Class A (b)	1,960	113,575
Halma PLC	5,808	97,790
Infineon Technologies AG	3,510	90,199
Omron Corp.	1,750	95,088
REA Group Ltd.	1,560	94,965
Reply SpA	1,796	113,539
Samsung Electronics Co. Ltd. (c)	76	94,164
SCREEN Holdings Co. Ltd.	1,166	96,100
Siltronic AG	527	85,087
Software AG	1,924	94,935
Square Enix Holdings Co. Ltd.	2,450	102,195
Tencent Holdings Ltd.	2,158	107,506
Tokyo Electron Ltd.	466	89,752
Ubisoft Entertainment SA (b)	1,400	134,000
United Internet AG	1,551	100,729
Yaskawa Electric Corp.	2,476	101,242
		1,699,878
Materials - 11.3%
Air Liquide SA	822	107,255
FUCHS PETROLUB SE	2,100	108,285
Givaudan SA	45	100,762
Iluka Resources Ltd.	14,070	124,463
Mitsubishi Gas Chemical Co., Inc.	3,966	93,382
Novozymes A/S - Class B	1,784	84,289
Rio Tinto PLC	2,170	117,885
Sika AG	14	102,139
UPM-Kymmene OYJ	2,864	102,650
West Fraser Timber Co. Ltd.	1,725	116,845
		1,057,955

Utilities - 2.3%
Italgas SpA	17,769	115,143
Veolia Environnement SA	4,417	104,839
		219,982
TOTAL COMMON STOCKS (Cost $8,698,782)		9,209,864

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Japan Excellent, Inc.	80	104,061
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $104,616)		104,061

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.570% (d)	30,138	30,138
TOTAL SHORT-TERM INVESTMENTS (Cost $30,138)		30,138

Total Investments (Cost $8,833,536) - 99.5%		9,344,063
Other Assets in Excess of Liabilities - 0.5%		42,821
TOTAL NET ASSETS - 100.0%		$9,386,884

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)
Security exempt from registration under Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of this security totals $116,871 or 1.2% of net assets.

(b)	Non-income producing security.
(c)
Security exempt from registration under Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. The value of this security totals $94,164 or 1.0% of net assets.

(d)	Rate disclosed is the seven day yield as of April 30, 2018

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund managmeent.

The cost basis of investments for federal income tax purposes at April 30, 2018 was as follows*:
Cost of investments	$8,833,536
Gross unrealized appreciation	933,190
Gross unrealized depreciation	(422,663)
Net unrealized appreciation	$510,527

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Fair Valuation Measurements
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2018(a):

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$72,318,250	$-	$-	$72,318,250
Money Market Funds	451,406	-	-	$451,406
Total Investments in Securities	$72,769,656	$-	$-	$72,769,656

TrimTabs All Cap International Free-Cash-Flow ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$9,209,864	$-	$-	$9,209,864
Real Estate Investment Trusts	104,061	-	-	$104,061
Money Market Funds	30,138	-	-	$30,138
Total Investments in Securities	$9,344,063	$-	$-	$9,344,063

(a) See Schedules of Investments for sector breakouts.

The Funds did not invest in any Level 3 securities during the period. There were no transfers between levels 1, 2 or 3 during the period. It is the Funds' policy to consider transfers between levels as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    TrimTabs ETF Trust

By (Signature and Title)   /s/Theodore M. Theodore
                                             Theodore M. Theodore, President (Principal Executive Officer)

Date   5/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Theodore M. Theodore
                                             Theodore M. Theodore, President (Principal Executive Officer)

Date  5/30/18

By (Signature and Title)*  /s/Jeff Lazar
                                              Jeff Lazar, Treasurer (Principal Financial Officer)

Date  5/30/18

* Print the name and title of each signing officer under his or her signature.